Schedule of investments
Optimum Small-Mid Cap Value Fund
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks♣ — 98.31%
Communication Services — 2.24%
Angi †	88,000	$ 523,600
Cinemark Holdings	39,200	1,243,816
Fox Class A	55,500	2,894,880
Match Group	99,500	3,785,975
Nexstar Media Group	10,700	1,910,913
Shutterstock	32,900	458,955
Sirius XM Holdings	84,200	2,487,268
Taboola.com †	364,000	1,820,000
Yelp †	39,500	968,540
Ziff Davis †	40,100	2,100,037
ZoomInfo Technologies †	244,700	716,971
		18,910,955
Consumer Discretionary — 13.71%
Academy Sports & Outdoors	32,965	1,553,640
ADT	384,300	2,497,950
American Eagle Outfitters	21,100	362,920
Autoliv	20,890	2,426,791
Bloomin' Brands	137,900	1,260,406
BorgWarner	57,300	3,804,720
Brunswick	8,900	749,736
Crocs †	21,700	2,617,888
Dauch †	93,200	505,144
Dick's Sporting Goods	38,813	8,803,177
El Pollo Loco Holdings †	69,400	1,177,024
Expedia Group	14,000	3,582,320
Gap	98,600	1,841,848
Garrett Motion	121,100	4,387,453
GigaCloud Technology Class A †	35,900	1,134,440
G-III Apparel Group	45,200	1,523,692
Goodyear Tire & Rubber †	110,600	729,960
H&R Block	19,900	757,792
Harley-Davidson	59,700	1,460,262
Haverty Furniture	16,700	426,351
Lear	8,300	1,112,698
Macy's	97,500	2,296,125
Mattel †	109,200	1,515,696
Mohawk Industries †	13,600	1,650,088
Penske Automotive Group	7,600	1,360,020
Perdoceo Education	61,700	1,974,400
Phinia	12,800	1,054,336
PulteGroup	22,400	3,073,504
PVH	23,100	1,715,406
Sally Beauty Holdings †	65,000	919,100
Shoe Station Group	63,000	934,290
Signet Jewelers	18,000	1,551,600
Somnigroup International	139,218	10,914,691
Steven Madden	144,875	6,099,237
Strategic Education	13,400	1,026,708
Tapestry	19,700	2,883,686
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
Texas Roadhouse	32,477	$ 6,275,531
Toll Brothers	26,000	4,283,500
Travel + Leisure	35,500	2,713,265
Valvoline †	261,859	10,353,905
Wyndham Hotels & Resorts	123,814	10,426,377
		115,737,677
Consumer Staples — 3.81%
Albertsons Class A	206,000	2,787,180
Central Garden & Pet Class A †	56,549	2,192,405
Del Monte	45,800	1,278,278
Herbalife †	112,000	1,472,800
Ingredion	23,800	2,254,098
J M Smucker	13,400	1,507,500
Maplebear †	52,900	2,504,815
Molson Coors Beverage Class B	67,600	2,633,696
Simply Good Foods †	71,200	945,536
US Foods Holding †	142,968	14,618,478
		32,194,786
Energy — 4.35%
Antero Resources †	190,692	6,700,917
APA	84,600	2,755,422
CNX Resources †	17,500	593,775
HF Sinclair	51,000	3,552,150
International Seaways	12,600	965,034
Matador Resources	69,700	3,469,666
Murphy Oil	50,600	1,647,536
Natural Gas Services Group	24,700	1,065,558
Par Pacific Holdings †	30,200	1,693,616
Scorpio Tankers	14,800	1,025,048
Viper Energy Class A	134,591	5,706,658
Weatherford International	64,159	5,228,959
World Kinect	69,600	2,292,624
		36,696,963
Financials — 17.83%
Affiliated Managers Group	13,500	4,568,400
Ally Financial	49,200	2,260,740
Annaly Capital Management	52,450	1,172,782
Associated Banc-Corp	83,700	2,575,449
Bank of NT Butterfield & Son	28,550	1,698,725
Bank OZK	41,900	2,182,571
Bladex	56,300	3,460,761
Blue Owl Capital	62,700	681,549
Cathay General Bancorp	21,000	1,301,790
Chimera Investment	94,900	1,265,966
Citizens Financial Group	55,100	3,860,857
CNO Financial Group	101,700	5,184,666
Columbia Banking System	353,772	11,338,393
Corebridge Financial	26,700	764,421
Essent Group	17,800	1,144,184
NQ- OPTSV [0626] 0826 (5831270)    1

Schedule of investments
Optimum Small-Mid Cap Value Fund
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Everest Group	3,200	$ 1,143,136
Federated Hermes	58,100	3,208,282
First American Financial	39,280	2,694,215
First BanCorp	51,400	1,339,998
First Busey	47,500	1,401,250
First Horizon	159,000	4,076,760
Hancock Whitney	21,000	1,569,120
Hanmi Financial	73,400	2,378,160
Hope Bancorp	90,500	1,238,040
Jackson Financial Class A	9,400	962,466
Lincoln National	27,700	979,195
MGIC Investment	97,200	2,741,040
Midland States Bancorp	30,495	949,614
New Mountain Finance	95,300	683,301
OFG Bancorp	37,600	1,845,032
Old Republic International	41,100	1,681,812
OneMain Holdings	16,500	1,006,005
Pagseguro Digital Class A	114,800	1,038,940
Pelagos Insurance Capital	59,600	1,451,260
PennyMac Mortgage Investment Trust	79,500	896,760
Pinnacle Financial Partners	137,345	13,855,364
Popular	20,300	3,332,854
PROG Holdings	48,200	2,246,602
Radian Group	77,300	2,911,891
Regional Management	26,100	1,075,320
Regions Financial	93,400	2,820,680
Reinsurance Group of America	4,500	956,925
Rithm Capital	131,300	1,232,907
SLM	38,500	998,690
SouthState Bank	146,561	14,641,444
Stifel Financial	53,413	3,726,625
Synchrony Financial	28,200	2,144,610
Universal Insurance Holdings	36,800	1,522,048
Unum Group	37,500	3,352,500
Victory Capital Holdings Class A	22,000	1,849,320
Voya Financial	129,189	11,695,480
Western Union	112,000	862,400
Zions Bancorp	65,800	4,552,702
		150,524,002
Healthcare — 8.34%
Baxter International	32,100	684,372
BioMarin Pharmaceutical †	16,600	949,852
CONMED	33,800	1,106,274
DaVita †	11,300	2,514,024
Emergent BioSolutions †	122,700	1,028,226
Exelixis †	108,300	5,892,603
Harmony Biosciences Holdings †	87,900	3,200,439
ICON †	45,011	7,818,861
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Incyte †	50,800	$ 5,758,688
Jazz Pharmaceuticals †	31,300	7,542,361
Molina Healthcare †	15,332	3,506,428
Omnicell †	154,445	6,412,557
Organon & Co.	107,300	1,452,842
Pediatrix Medical Group †	57,385	1,453,562
Revvity	54,281	6,039,304
Rigel Pharmaceuticals †	35,000	1,369,200
STERIS	22,723	4,784,782
Tenet Healthcare †	14,900	2,787,492
United Therapeutics †	2,600	1,408,758
Universal Health Services Class B	16,700	2,483,123
Viatris	138,100	2,193,028
		70,386,776
Industrials — 20.99%
AAON	27,210	3,451,861
ABM Industries	48,400	2,141,216
ACCO Brands	146,000	607,360
AGCO	21,800	2,609,460
Allegiant Travel †	47,727	5,612,695
Allison Transmission Holdings	29,700	3,348,378
Apogee Enterprises	36,200	1,655,788
Atkore	44,800	3,406,592
Boise Cascade	119,326	9,263,277
Booz Allen Hamilton Holding	19,400	1,176,998
Brink's	16,300	1,540,187
CACI International Class A †	18,730	8,676,860
CNH Industrial	88,900	998,347
Columbus McKinnon	51,500	779,195
Deluxe	50,100	1,196,388
EnerSys	17,660	4,129,261
Ennis	41,500	881,875
Fortive	37,000	2,260,330
Genpact	52,400	1,441,000
Greenbrier	18,700	916,487
Helios Technologies	90,620	8,087,835
Hub Group Class A	128,039	5,606,828
Huntington Ingalls Industries	3,400	951,626
IDEX	37,215	8,445,944
Interface	55,400	1,985,536
JBT Marel	66,170	9,594,650
Kennametal	32,600	1,142,630
Lyft Class A †	137,500	2,008,875
ManpowerGroup	124,989	4,220,878
Matson	8,800	1,691,624
Maximus	21,900	1,177,344
Mercury Systems †	73,973	9,049,117
MillerKnoll	102,400	2,095,104

2    NQ- OPTSV [0626] 0826 (5831270)

	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Mueller Industries	9,500	$ 1,167,835
NWPX Infrastructure †	12,764	1,913,834
Oshkosh	35,900	5,509,932
Owens Corning	19,700	3,131,512
Pitney Bowes	166,400	2,915,328
Quanex Building Products	58,948	1,097,612
Regal Rexnord	45,961	10,947,451
Ryder System	18,500	4,879,745
Science Applications International	15,500	1,711,355
Textron	56,515	5,184,121
TransUnion	117,774	8,496,216
United Airlines Holdings †	31,500	4,283,685
WESCO International	13,355	4,613,218
Worthington Enterprises	30,200	1,623,552
XPO †	36,841	7,563,089
		177,190,031
Information Technology — 12.18%
Adeia	229,411	7,554,504
Amdocs	29,400	1,485,876
Amkor Technology	19,100	1,646,993
Arrow Electronics †	24,580	5,245,618
Avnet	31,200	2,771,184
Belden	76,986	9,231,391
Cirrus Logic †	15,100	2,242,803
Consensus Cloud Solutions †	19,726	752,547
Dropbox Class A †	123,100	3,381,557
Dynatrace †	130,296	5,721,297
Entegris	25,115	4,517,184
Flex †	36,272	5,878,603
Freshworks Class A †	138,600	1,402,632
Gen Digital	90,900	2,262,501
Jabil	2,900	1,117,892
LiveRamp Holdings †	15,600	587,184
MKS	26,995	12,007,376
NCR Atleos †	8,700	377,667
NetApp	41,300	6,391,588
NetScout Systems †	51,900	2,260,245
Photronics †	73,367	2,386,629
Qorvo †	21,100	1,967,997
RingCentral Class A	79,300	3,091,114
Sanmina †	4,300	1,088,244
Skyworks Solutions	14,400	976,320
TD SYNNEX	22,900	6,122,086
Teradata †	95,600	3,312,540
Tyler Technologies †	18,917	5,532,466
Vistance Networks	120,400	1,538,712
		102,852,750
	Number of shares	Value (US $)
Common Stocks (continued)
Materials — 5.90%
CF Industries Holdings	23,900	$ 2,587,414
Coeur Mining	143,287	2,338,444
Commercial Metals	14,300	897,325
Crown Holdings	28,090	3,141,024
Eastman Chemical	16,200	1,085,076
Ingevity †	56,328	4,206,012
James Hardie Industries †	447,892	11,725,812
Koppers Holdings	30,600	1,373,940
NewMarket	4,100	3,244,084
O-I Glass †	571,207	5,500,723
Quaker Chemical	60,957	9,684,239
Sonoco Products	53,167	2,995,960
Steel Dynamics	4,400	1,009,624
		49,789,677
Real Estate — 6.34%
AH Realty Trust	187,900	1,330,332
American Assets Trust	68,800	1,698,672
Apple Hospitality REIT	77,300	1,299,413
Brixmor Property Group	346,217	10,916,222
Camden Property Trust	88,888	10,176,787
CareTrust	274,906	11,092,457
CBL & Associates Properties	20,200	1,072,418
CTO Realty Growth REIT	22,700	488,277
EPR Properties	56,600	3,283,366
Getty Realty	50,500	1,684,680
Highwoods Properties	43,800	1,321,008
Host Hotels & Resorts	166,100	3,938,231
Industrial Logistics Properties Trust	122,200	1,083,914
Kite Realty Group Trust	43,400	1,231,692
Outfront Media	50,000	1,638,000
Piedmont Realty Trust †	125,225	1,145,809
Service Properties Trust	104,300	176,267
		53,577,545
Utilities — 2.62%
Avista	39,000	1,595,490
Chesapeake Utilities	117,674	14,412,711
National Fuel Gas	10,300	795,263
Otter Tail	31,200	2,807,376
UGI	72,900	2,517,966
		22,128,806
Total Common Stocks♣ (cost $706,144,749)		829,989,968

Exchange-Traded Fund — 1.05%
iShares Russell 2000 Value ETF	39,818	8,807,742
Total Exchange-Traded Fund (cost $8,770,092)		8,807,742

NQ- OPTSV [0626] 0826 (5831270)    3

Schedule of investments
Optimum Small-Mid Cap Value Fund
	Number of shares	Value (US $)

Short-Term Investments — 0.77%
Money Market Mutual Funds — 0.77%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	1,629,342	$ 1,629,342
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	1,629,342	1,629,342
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	1,629,342	1,629,342
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	1,629,342	1,629,342
Total Short-Term Investments (cost $6,517,368)		6,517,368

Total Value of Securities—100.13% (cost $721,432,209)		845,315,078
Liabilities Net of Receivables and Other Assets—(0.13%)		(1,079,652)
Net Assets Applicable to 51,145,930 Shares Outstanding—100.00%		$844,235,426

♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ETF – Exchange-Traded Fund
REIT – Real Estate Investment Trust

4    NQ- OPTSV [0626] 0826 (5831270)